Expense Example - Invesco Short Duration Inflation Protected Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class A2 1 Year	Class A2 3 Years	Class A2 5 Years	Class A2 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	305	447	602	1,053	146	269	403	795	31	123	223	518	31	105	187	427	28	87	152	343